Note 20 - Subsequent Event (Details Textual) - Major business combination [member] - Stearns Bank Holdingford, N.A. [member] $ in Millions, $ in Millions	Aug. 30, 2024 CAD ($)	Aug. 30, 2024 USD ($)
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	100.00%	100.00%
Cash transferred	$ 19.3	$ 14
Financial assets recognised as of acquisition date	61.1
Financial liabilities recognised as of acquisition date	$ 54.1
Bottom of range [member]
Statement Line Items [Line Items]
Regulatory capital, total capital, ratio	10.00%	10.00%